Related Party Transactions (Tables)	3 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
Schedule of related party transactions
	Three Months Ended March 31, 2022	Three Months Ended March 31, 2021
Revenue	$2,171	$1,807

	As of March 31, 2022	As of December 31, 2021
Accounts receivable	$300	$583
Deferred revenue	$13,862	$15,238